Long-Term Debt (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary showing division of total long term debt
Unsecured obligations	$ 840	$ 846
Obligations secured by real estate	64	65
Other secured borrowings	30	41
Long-term Debt	$ 934	$ 952